                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07384

                     NICHOLAS APPLEGATE INSTITUTIONAL FUNDS
               (Exact name of registrant as specified in charter)

               600 WEST BROADWAY, 30TH FLOOR, SAN DIEGO, CA 92101
                    (Address of principal executive offices)

                              CHARLES H. FIELD, JR.
                    C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          600 WEST BROADWAY, 30TH FLOOR
                               SAN DIEGO, CA 92101
                     (Name and address of agent for service)

                                    Copy to:
                               Deborah A. Wussow
                    c/o Nicholas-Applegate Capital Management
                         600 West Broadway, 30th Floor
                              San Diego, CA 92101

Registrant's telephone number, including area code: (619) 687-2988

Date of fiscal year end: June 30

Date of reporting period: June 30, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                                                         NICHOLAS - APPLEGATE(R)
                                                           INSTITUTIONAL FUNDS

                            INTERNATIONAL SYSTEMATIC
                                      FUND

                                  JUNE 30, 2004

TABLE OF CONTENTS

THE FUND'S REVIEW AND OUTLOOK, PERFORMANCE AND SCHEDULE OF INVESTMENTS         1
FINANCIAL HIGHLIGHTS                                                           7
STATEMENT OF ASSETS AND LIABILITIES                                            9
STATEMENT OF OPERATIONS                                                       10
STATEMENT OF CHANGES IN NET ASSETS                                            11
NOTES TO FINANCIAL STATEMENTS                                                 12
REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM                       17

INTERNATIONAL SYSTEMATIC FUND

     MANAGEMENT TEAM: DAVID VAUGHN, CFA, Portfolio Manager; ANTONIO RAMOS, Investment Analyst; MARK P. ROEMER, Product Specialist

     CHIEF INVESTMENT OFFICER: HORACIO A. VALEIRAS, CFA

GOAL: The International Systematic Fund seeks to maximize long-term capital appreciation through investments primarily in companies located in the developed countries represented in the MSCI EAFE Index. The Investment Adviser identifies investment opportunities using a quantitative model that integrates stock, sector, country and currency selection decisions.

MARKET OVERVIEW: For the three-month period ending June 30, 2004, non-U.S. developed equity returns were essentially flat as concerns about global security, interest rates and inflation offset improvement in corporate profits and economic indicators. Defensive sectors, such as Energy, Consumer Staples, Health Care, and Utilities, were the best performers in the MSCI EAFE index. Specifically, defensive sectors within Europe were among the best performers in the international markets. Laggards included Technology, Telecom, Financials, and Industrials. These lagging sectors performed especially poorly in the Asian markets as measures by the Chinese government to slow rapid economic expansion created fears of a dramatic slowing in the rate of growth. Despite sluggish economic growth, Continental Europe performed well for the most part, with most major markets posting single-digit gains.

PERFORMANCE: The International Systematic Fund registered a small loss of -0.48% during the second quarter. The fund trailed the MSCI EAFE Index slightly; the Index posted a gain of 0.43% for the quarter.

PORTFOLIO SPECIFICS: Stock selection and an overweight in Finland hurt the Fund's performance versus the benchmark, as did issue selection in the United Kingdom. From a sector perspective, information technology had a negative effect on relative results due to stock selection and an overweight in the group. Being underweight in consumer staples also hurt performance. Holdings in Australia, Sweden and Norway contributed positively to the Fund's relative return. Stock selection among materials and industrial companies was another positive. The Fund's best-performing stocks included Frontline, a Norwegian shipping company; Isuzu Motors, a Japanese auto manufacturer; and Berkeley Group, a residential homebuilder and commercial property developer based in the United Kingdom.

MARKET OUTLOOK: Our systematic process evaluates investment opportunities on a relative basis and is required to remain fully invested. As such, the process neither utilizes nor results in a forecast or outlook on the overall market, but expects to perform equally well versus the MSCI EAFE Index in both up and down markets. Through consistent application of this approach, we believe we will continue to identify companies with excellent investment potential for the Fund.

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL SYSTEMATIC FUND CLASS I SHARES WITH THE MSCI EAFE INDEX.

                            ANNUALIZED TOTAL RETURNS
                                 As of 06/30/04

                                               SINCE
           1 YEAR          3 YEAR            INCEPTION
           35.63%           8.25%              6.21%

[CHART]

NICHOLAS-APPLEGATE MUTUAL FUNDS
SEC PLOT POINTS (UNIT VALUES)
INTERNATIONAL SYSTEMATIC FUND
AS OF: JUNE 30, 2004

                                                 BENCHMARK:          BENCHMARK:
                                                 MSCI EAFE           MSCI EAFE

              INTERNATIONAL SYSTEMATIC FUND
DATE             CLASS I SHARES = $302,173   MSCI EAFE INDEX = $258,262  PERF
    8-May-01         250,000.00                 250,000.00
   31-May-01         245,800.00                 238,625.00                -4.55
   30-Jun-01         238,200.01                 228,865.24                -4.09
   31-Jul-01         231,600.01                 224,699.89                -1.82
   31-Aug-01         229,600.01                 219,014.98                -2.53
   30-Sep-01         207,000.00                 196,828.77               -10.13
   31-Oct-01         215,199.99                 201,867.58                 2.56
   30-Nov-01         224,399.98                 209,316.50                 3.69
   31-Dec-01         224,424.04                 210,551.46                 0.59
   31-Jan-02         215,165.29                 199,371.18                -5.31
   28-Feb-02         215,970.40                 200,766.78                 0.70
   31-Mar-02         227,443.20                 211,628.26                 5.41
   30-Apr-02         230,864.91                 213,025.01                 0.66
   31-May-02         237,305.78                 215,730.43                 1.27
   30-Jun-02         228,852.14                 207,144.35                -3.98
   31-Jul-02         207,919.32                 186,699.21                -9.87
   31-Aug-02         207,315.48                 186,269.80                -0.23
   30-Sep-02         185,376.27                 166,264.42               -10.74
   31-Oct-02         194,031.19                 175,192.82                 5.37
   30-Nov-02         206,137.46                 183,146.58                 4.54
   31-Dec-02         198,013.82                 176,992.85                -3.36
   31-Jan-03         191,311.81                 169,612.25                -4.17
   28-Feb-03         186,843.81                 165,728.13                -2.29
   31-Mar-03         182,375.81                 162,595.87                -1.89
   30-Apr-03         202,888.01                 178,725.38                 9.92
   31-May-03         218,526.02                 189,716.99                 6.15
   30-Jun-03         222,790.93                 194,403.00                 2.47
   31-Jul-03         228,274.39                 199,146.43                 2.44
   31-Aug-03         230,914.58                 203,985.69                 2.43
   30-Sep-03         237,819.68                 210,309.24                 3.10
   31-Oct-03         251,020.62                 223,432.54                 6.24
   30-Nov-03         258,530.45                 228,437.43                 2.24
   31-Dec-03         282,429.97                 246,301.24                 7.82
   31-Jan-04         288,456.81                 249,798.71                 1.42
   29-Feb-04         295,107.11                 255,619.02                 2.33
   31-Mar-04         303,627.80                 257,152.74                  0.6
   30-Apr-04         293,236.74                 251,546.81                -2.18
   31-May-04         293,444.56                 252,628.46                 0.43
   30-Jun-04         302,173.07                 258,262.08                 2.23

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. Class I shares have a shareholder services fee of up to .25% of their average daily net assets. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results. The MSCI EAFE Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of major overseas markets included in the index on a U.S. dollar adjusted basis. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004
INTERNATIONAL SYSTEMATIC FUND

                                                                NUMBER
                                                               OF SHARES        VALUE
------------------------------------------------------------------------------------------
COMMON STOCK  - 99.1%

AUSTRALIA - 6.2%

   Brambles Industries, Ltd.                                         7,100  $       29,675
   Broken Hill Proprietary, Ltd.                                    20,200         176,314
   CSL, Ltd.                                                         1,300          20,194
   St George Bank, Ltd.                                              1,600          24,543
   WMC Resources, Ltd.                                              66,400         227,571
   Woodside Petroleum, Ltd.                                         13,800         160,250
                                                                            --------------
                                                                                   638,547
                                                                            --------------

BELGIUM - 0.4%

   Fortis NV                                                         1,800          39,726
                                                                            --------------

BERMUDA - 0.3%

   Brilliance China Automotive Holdings, Ltd.                      101,000          29,783
   Ship Finance International, Ltd.                                    325           4,859
                                                                            --------------
                                                                                    34,642
                                                                            --------------

FINLAND - 2.3%

   Nokia OYJ                                                         2,944          42,480
   Outokumpu OYJ                                                     3,200          51,197
   Sampo OYJ Cl.A                                                   15,100         146,604
                                                                            --------------
                                                                                   240,281
                                                                            --------------

FRANCE - 12.8%

   Alcatel SA Cl. A                                                  2,700          41,653
   Bouygues SA                                                       1,800          60,268
   Compagnie De Saint-Gobain                                           400          19,938
   Compagnie Generale des Establissements Michelin Cl. B             3,600         199,068
   France Telecom SA                                                 1,900          49,515
   Peugeot SA                                                          400          22,274
   Renault SA                                                        2,937         223,689
   Sanofi - Synthelabo SA                                              900          57,049
   Societe Generale Cl. A                                              611          51,925
   TotalFinaElf SA                                                   1,951         371,956
   Vinci SA                                                          2,100         211,551
                                                                            --------------
                                                                                 1,308,886
                                                                            --------------

GERMANY - 5.8%

   Deutsche Bank AG                                                  2,000         157,143
   Deutsche Telekom AG                                               3,000          52,705
   E.On AG                                                           1,970         142,130
   Hannover Rueckversicherungs AG                                    3,000         100,118
   Infineon Technologies AG                                          3,000          40,259
   Metro AG                                                          2,100          99,541
                                                                            --------------
                                                                                   591,896
                                                                            --------------

HONG KONG - 3.3%

   ASM Pacific Technology, Ltd.                                      6,000          22,577
   Cathay Pacific Airways, Ltd.                                     20,000          37,565
   CLP Holdings, Ltd.                                                7,548          41,322
   Denway Motors, Ltd.                                             300,000         108,657
   Hang Lung Properties, Ltd.                                       53,000          68,290
   Sino Land Company, Ltd.                                         115,000          64,136
                                                                            --------------
                                                                                   342,547
                                                                            --------------

ITALY - 2.5%

   Enel SpA                                                         20,793         166,713
   ENI SpA                                                           4,243          84,248
                                                                            --------------
                                                                                   250,961
                                                                            --------------

                                                                NUMBER
                                                               OF SHARES        VALUE
------------------------------------------------------------------------------------------
COMMON STOCK  - (Continued)

JAPAN - 24.8%

   Bosch Automotive Systems Corp.                                    6,000  $       27,549
   Canon, Inc.                                                       1,000          52,697
   Chubu Electric Power Co., Inc.                                    1,554          32,827
   Hitachi Construction Machinery Co., Ltd.                          5,000          59,204
   Hitachi, Ltd.                                                    31,400         216,115
   Ibiden Co., Ltd.                                                  1,000          14,205
   JFE Holdings, Inc.                                                1,000          24,515
   Kawasaki Kisen Kaisha, Ltd.                                      44,000         222,188
   Kayaba Industry Co., Ltd.                                         8,000          28,520
   Kddi Corp.                                                           19         108,656
   Keyence Corp.                                                       100          22,811
   Mitsubishi Corp.                                                  3,000          29,144
   Mitsui O.S.K Lines, Ltd.                                         23,000         120,992
   Nippon Telegraph & Telephone Corp.                                   44         235,091
   Nippon Yusen Kabushiki Kaisha                                    29,000         133,685
   Nissan Motor Co., Ltd.                                            4,900          54,472
   Omron Corp.                                                       8,500         199,033
   Resona Holdings Inc.*                                            24,000          42,671
   Ricoh Company, Ltd.                                               5,000         106,310
   Seino Transportation                                              5,000          51,643
   Takeda Chemical Industries, Ltd.                                    432          18,964
   TDK Corp.                                                         2,000         151,766
   Tokyo Electron, Ltd.                                                500          28,044
   Tokyo Gas Co., Ltd.                                              56,000         198,616
   Toyota Motor Corp.                                                4,325         175,196
   Tsumura & Co.                                                     6,000          84,791
   UFJ Holdings, Inc.                                                    7          30,922
   West Japan Railway Co.                                               19          76,616
                                                                            --------------
                                                                                 2,547,243
                                                                            --------------

LUXEMBOURG - 0.3%

   Arcelor S.A.                                                      2,000          33,580
                                                                            --------------

NETHERLANDS - 2.0%

   ABN AMRO Holding NV                                               1,033          22,597
   ASML Holding NV*                                                  1,200          20,308
   ING Groep NV                                                      3,600          84,971
   Koninklijke ( Royal) P&O Nedlloyd NV                              2,300          78,632
                                                                            --------------
                                                                                   206,508
                                                                            --------------

NORWAY - 1.1%

   Frontline, Ltd.                                                     900          30,967
   Norsk Hydro ASA                                                   1,320          85,791
                                                                            --------------
                                                                                   116,758
                                                                            --------------

SINGAPORE - 0.6%

   Neptune Orient Lines, Ltd.*                                      42,100          57,683
                                                                            --------------

SPAIN - 3.6%

   Banco Bilbao Vizcaya Argentaria S.A.                              1,820          24,313
   Banco Santander Central Hispano S.A.                              6,751          70,062
   Repsol YPF S. A.                                                  9,400         205,857
   Telefonica S.A.*                                                  4,600          67,999
                                                                            --------------
                                                                                   368,231
                                                                            --------------

SWEDEN - 7.4%

   Foreningssparbanken AB                                            9,800         187,337
   Nordea AB                                                        28,000         201,647
   Skandinaviska Enskilda Banken AB Cl. A                            4,800          69,455
   Svenska Handelsbanken AB Cl. A                                    7,900         158,358
   TelefonaktiebolAGet LM Ericsson AB Cl. B*                        49,200         144,995
                                                                            --------------
                                                                                   761,792
                                                                            --------------

                                                                NUMBER
                                                               OF SHARES        VALUE
------------------------------------------------------------------------------------------
COMMON STOCK  - (Continued)

SWITZERLAND - 4.8%

   Converium Holding AG*                                             1,000  $       52,020
   Nestle SA- Reg                                                      853         227,485
   Novartis AG                                                         800          35,292
   UBS AG                                                            2,143         151,006
   Zurich Financial Services AG*                                       150          23,685
                                                                            --------------
                                                                                   489,488
                                                                            --------------

THAILAND - 0.8%

   Total Access Communication Public Co., Ltd.                      30,000          77,700
                                                                            --------------

UNITED KINGDOM - 20.1%

   Alliance & Leicester PLC                                          3,071          47,088
   AstraZeneca PLC                                                     519          23,285
   Aviva PLC                                                        10,440         107,728
   Barclays PLC                                                     21,205         180,644
   Barrat Developments PLC                                           6,000          64,144
   Berkley Group                                                     4,100          92,012
   BP Amoco PLC                                                      6,401          56,532
   British Sky Broadcasting Group PLC*                               2,500          28,200
   Galen Holdings PLC                                                  800          10,083
   George Wimpey PLC                                                 7,965          53,300
   GlaxoSmithKline PLC                                               7,426         150,292
   HBOS PLC                                                         11,288         139,713
   HHG PLC*                                                         47,600          40,572
   HSBC Holdings PLC                                                 1,900          28,254
   ITV PLC                                                          13,100          27,439
   J. Sainsbury PLC                                                  4,648          24,002
   Legal & General Group PLC                                       123,100         212,080
   Lloyds TSB Group PLC                                             11,966          93,691
   Man Group PLC                                                       700          18,128
   Next PLC                                                          8,400         216,771
   Northern Rock PLC                                                 1,200          15,745
   Persimmon                                                         5,700          65,330
   Royal Bank of Scotland Group PLC                                  4,500         129,593
   Scottish & Southern Energy PLC                                    3,252          40,191
   Shell Transport & Trading Co. PLC                                 5,500          40,346
   Vodafone Group PLC                                               69,841         152,938
                                                                            --------------
                                                                                 2,058,101
                                                                            --------------

TOTAL COMMON STOCK
   (COST: $9,015,486)                                                           10,164,570
                                                                            --------------

                                                                PRINCIPAL
                                                                  AMOUNT        VALUE
------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS  - 0.7%

TIME DEPOSITS - 0.7%
   Brown Brothers Harriman & Co.
    0.760%, 07/01/04
    (COST: $68,331)                                            $    68,331  $       68,331

TOTAL INVESTMENTS  - 99.8%
  (COST: $9,083,817)                                                            10,232,901
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                        21,733
                                                                            --------------
NET ASSETS   - 100.0%                                                       $   10,254,634
                                                                            ==============

----------
*  NON-INCOME PRODUCING SECURITIES.

   See Accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF JUNE 30, 2004
INTERNATIONAL SYSTEMATIC FUND

                                                            PERCENTAGE OF
INDUSTRY                                                     NET ASSETS
--------                                                     ----------
Airlines                                                         0.4%
Auto/Truck Parts & Equipment-Original                            0.6
Auto-Cars/Light Trucks                                           6.0
Building & Construction Products-Miscellaneous                   0.2
Building & Construction-Miscellaneous                            0.6
Building-Heavy Construction                                      2.1
Building-Residential/Commercial                                  2.7
Cable TV                                                         0.3
Cellular Telecommunications                                      2.2
Circuit Boards                                                   0.1
Commercial Banks Non-US                                          6.9
Computers-Memory Devices                                         1.5
Diversified Financial Services                                   1.4
Diversified Manufacturing Operations                             0.8
Diversified Minerals                                             1.7
Diversified Operations/Commercial Services                       0.3
Electric Products-Miscellaneous                                  2.1
Electric-Integrated                                              4.1
Electronic Components-Miscellaneous                              1.9
Electronic Components-Semiconductors                             0.4
Electronic Measure Instruments                                   0.2
Finance-Other Services                                           0.2
Food-Miscellaneous/Diversified                                   2.2
Food-Retail                                                      1.2
Gas-Distribution                                                 1.9
Import/Export                                                    0.3
Life/Health Insurance                                            2.5
Machinery Tools & Related Products                               0.2
Machinery-Construction & Mining                                  0.6
Medical-Drugs                                                    3.9
Metal-Diversified                                                2.7
Money Center Banks                                              10.7
Mortgage Banks                                                   0.6
Multi-line Insurance                                             2.1
Office Automation & Equipment                                    1.5
Oil Companies-Exploration & Production                           1.6
Oil Companies-Integrated                                         7.4
Real Estate Operation/Development                                1.3
Reinsurance                                                      1.5
Retail-Apparel/Shoe                                              2.1
Rubber-Tires                                                     1.9
Semiconductor Equipment                                          0.5
Steel-Producers                                                  0.6
Telecommunications Equipment                                     2.2
Telephone-Integrated                                             5.0
Television                                                       0.3
Transport-Marine                                                 5.6
Transport-Rail                                                   0.7
Transport-Services                                               0.8
Transport-Truck                                                  0.5
Short Term Investments                                           0.7
Other assets in excess of liabilities                            0.2
                                                             ----------
NET ASSETS                                                     100.0%
                                                             ===========

Nicholas-Applegate Institutional Funds
Financial Highlights
For a Class I share outstanding during the period indicated

                                                                                                     DISTRIBUTIONS FROM:
                                                                                                 ---------------------------
                                             NET ASSET      NET       NET REALIZED   TOTAL FROM     NET          NET
                                               VALUE,    INVESTMENT  AND UNREALIZED  INVESTMENT  INVESTMENT    REALIZED
                                             BEGINNING   INCOME (1)   GAINS (LOSS)   OPERATIONS    INCOME    CAPITAL GAINS
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SYSTEMATIC
  For the period 04/01/04 through 06/30/04  $    14.61  $      0.11  $   (0.18)      $    (0.07) $        -         -
  For the year ended 03/31/04                     8.98         0.19       5.73             5.92       (0.29)        -
  For the year ended 03/31/03                    11.30         0.13      (1.56)           (1.43)      (0.89)        -
  For the period 05/07/01 through 03/31/02       12.50         0.09      (1.22)           (1.13)      (0.07)        -

                                                           NET ASSET
                                               TOTAL         VALUE,
                                            DISTRIBUTION    ENDING
--------------------------------------------------------------------
INTERNATIONAL SYSTEMATIC
  For the period 04/01/04 through 06/30/04         -      $    14.54
  For the year ended 03/31/04                  (0.29)          14.61
  For the year ended 03/31/03                  (0.89)           8.98
  For the period 05/07/01 through 03/31/02     (0.07)          11.30

(1) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.

(2) Total returns are not annualized for periods less than one year.

(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

(4) Net expenses include certain items not subject to expense reimbursement.

(5) The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses incurred from the creation and operation of the Mauritius entity) do not exceed 1.25% for the period 04/01/03 to 07/28/03 and 1.39% for the period 07/29/03 to 03/31/04.

(6) The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses incurred from the creation and operation of the Mauritius entity) do not exceed 1.39% for the period 04/01/04 to 03/31/05.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      1[7]

For a Class I share outstanding during the period indicated

                                                                             RATIOS TO AVERAGE NET ASSETS (3)
                                                        ---------------------------------------------------------------------------
                                                                                                      EXPENSES      EXPENSES NET OF
                                                             NET                      EXPENSES         NET OF        REIMBURSEMENT/
                                           TOTAL          INVESTMENT      TOTAL    REIMBURSEMENT/  REIMBURSEMENT/      RECOUPMENT
                                         RETURN (2)     INCOME (LOSS)   EXPENSES     RECOUPMENT      RECOUPMENT        OFFSETS (4)
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SYSTEMATIC
  For the period 04/01/04 through
    06/30/04                               (0.48%)           3.06%         1.80%        (0.40%)         1.40%           1.18%(6)
  For the year ended 03/31/04              66.48%            1.55%         2.25%        (0.86%)         1.39%           1.35%(5)
  For the year ended 03/31/03             (19.81%)           1.33%         2.40%        (1.19%)         1.21%           1.20%
  For the year ended 03/31/02              (9.02%)           0.88%        15.82%       (14.46%)         1.36%           1.36%

                                            FUND'S
                                           PORTFOLIO     NET ASSETS,
                                           TURNOVER        ENDING
                                             RATE        (IN 000'S)
--------------------------------------------------------------------
INTERNATIONAL SYSTEMATIC
  For the period 04/01/04 through
    06/30/04                                  29%          10,255
  For the year ended 03/31/04                163%          10,305
  For the year ended 03/31/03                282%           5,581
  For the year ended 03/31/02                244%             910

                                      2[7]

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
INTERNATIONAL SYSTEMATIC FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS
Investments, at value*                                         $  10,232,901
Receivables:
  Dividends                                                           24,260
  Foreign taxes receivable                                             5,087
Other assets                                                           5,479
                                                               -------------
    Total assets                                                  10,267,727
                                                               -------------

LIABILITIES
Payables:
  To investment advisor                                                2,851
Accrued Expenses                                                      10,242
                                                               -------------
    Total Liabilities                                                 13,093
                                                               -------------
NET ASSETS                                                     $  10,254,634
                                                               =============

  *  Investments, at cost                                      $   9,083,817
                                                               =============
 **  Foreign currencies, at cost                               $         789
                                                               =============
NET ASSETS CONSIST OF:
Paid-in capital                                                $   9,453,973
Undistributed net investment income                                  163,169
Accumulated net realized loss on investments and foreign
 currencies                                                         (510,831)
Net unrealized appreciation of investments and of other
 assets and liabilities denominated in foreign currencies          1,148,323
                                                               -------------

Net assets applicable to all shares outstanding                $  10,254,634
                                                               =============
Net Assets of Institutional Shares                             $  10,254,634
                                                               =============
Institutional Shares outstanding                                     705,287
                                                               =============
Net Asset Value - Institutional Share                          $       14.54
                                                               =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS

                                                        PERIOD APRIL 1, 2004
                                                              THROUGH              YEAR ENDED
                                                           JUNE 30, 2004         MARCH 31, 2004
INVESTMENT INCOME
Dividends, net of foreign taxes*                        $             105,582   $          220,571
Interest                                                                   --                   35
Securities lending                                                         --                   21
                                                        ---------------------   ------------------
   Total Income                                                       105,582              220,627
                                                        ---------------------   ------------------

EXPENSES
Advisory fee                                                           12,511               37,994
Accounting and administration fees                                      1,255                4,635
Custodian fees                                                         14,299               65,682
Transfer agent fees and expenses                                        4,866               23,250
Shareholder servicing fees                                              4,504               13,678
Administrative services                                                 4,254               12,918
Professional fees                                                         960                3,379
Shareholder reporting                                                     674                2,206
Registration fees                                                         445                1,630
Trustees' fees and expenses                                               266                  630
Interest and credit facility fee                                           33                  370
Insurance                                                                 433                  494
Miscellaneous                                                             973                3,869
                                                        ---------------------   ------------------
   Total Expenses                                                      45,473              170,735
Expense offset                                                         (6,286)             (65,528)
Expenses reimbursed                                                    (9,860)              (2,620)
                                                        ---------------------   ------------------
 Net Expenses                                                          29,327              102,587
                                                        ---------------------   ------------------
NET INVESTMENT INCOME                                                  76,255              118,040
                                                        ---------------------   ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Realized gain/(loss) from:

 Securities                                                            80,208            1,796,032
 Foreign currency transactions                                         (6,832)             (12,683)
                                                        ---------------------   ------------------
   Net realized gain                                                   73,376            1,783,349
                                                        ---------------------   ------------------
Change in unrealized  appreciation/(depreciation) of:
 Investments                                                         (200,106)           1,822,787
 Other assets and liabilities denominated in foreign
   currencies                                                          (1,854)                 864
                                                        ---------------------   ------------------
     Net unrealized appreciation/(depreciation)                      (201,960)           1,823,651
                                                        ---------------------   ------------------
NET GAIN/(LOSS) ON INVESTMENTS                                       (128,584)           3,607,000
                                                        ---------------------   ------------------
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                              $             (52,329)           3,725,040
                                                        =====================   ==================

*Foreign taxes withheld                                 $              15,600               24,149
                                                        ---------------------   ------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         PERIOD APRIL 1, 2004    YEAR ENDED     YEAR ENDED
                                                                          THROUGH JUNE 30,        MARCH 31,      MARCH 31,
                                                                                 2004               2004           2003
                                                                         --------------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
Net investment income                                                    $             76,255   $    118,040   $    103,008
Net realized gain (loss)                                                               73,376      1,783,349     (2,133,066)
Net unrealized appreciation (depreciation)                                           (201,960)     1,823,651       (483,647)
                                                                         --------------------   ------------   ------------
   Net increase/(decrease) in net assets from investment operations                   (52,329)     3,725,040     (2,513,705)
                                                                         --------------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                                                --       (178,850)       (83,900)
                                                                         --------------------   ------------   ------------
   Total distributions                                                                     --       (178,850)       (83,900)
                                                                         --------------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                                                              3,000      1,004,538     15,672,415
 Distributions reinvested                                                                  --        178,827         83,892
 Cost of shares redeemed                                                               (1,098)        (5,108)    (8,488,290)
                                                                         --------------------   ------------   ------------
   Net increase in net assets from share transactions                                   1,902      1,178,257      7,268,017
                                                                         --------------------   ------------   ------------
   Net Increase/(Decrease) in Net Assets                                              (50,427)     4,724,447      4,670,412
NET ASSETS

 Beginning                                                               $         10,305,061   $  5,580,614   $    910,202
                                                                         --------------------   ------------   ------------
 Ending                                                                  $         10,254,634     10,305,061      5,580,614
                                                                         ====================   ============   ============

Undistributed net investment income, ending                              $            163,169   $     70,290   $     51,061
                                                                         ====================   ============   ============
CLASS I - CAPITAL SHARE ACTIVITY
 Shares sold                                                                              203         69,434      1,463,394
 Distributions reinvested                                                                  --         14,480             --
 Shares redeemed                                                                          (78)          (446)      (922,221)
                                                                         --------------------   ------------   ------------
 Net Class I Share Activity                                                               125         83,468        541,173
                                                                         ====================   ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
INTERNATIONAL SYSTEMATIC FUND
NOTES TO FINANCIAL STATEMENTS

Note A -- ORGANIZATION

The International Systematic Fund (the "Fund") is one series of shares of beneficial interest of the Nicholas-Applegate Institutional Funds (the "Trust"), an open-end investment management company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of fifteen separate portfolios including the International Systematic Fund (the "Fund"). The Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. The Fund has registered share classes I, II, III and IV. Currently, only Class I shares have been issued.

Note B -- SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies consistently followed by the Fund in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

The Fund's equity securities, including ADRs and GDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally 4:00 P.M. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain non-U.S. exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Adviser best to reflect fair value. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser. The Investment Adviser has determined the Xetra is the primary market in Germany.

Short-term debt instruments, (e.g., commercial paper, bankers acceptances, U.S. Treasury Bills, etc.) having a maturity of less than 60 days will be valued at amortized cost.

Securities or other assets for which reliable market quotations are not readily available or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Investment Adviser does not represent fair value, (Fair Value Securities), are valued by the Pricing Committee overseen by the Board of Trustees in consultation as applicable, with the Investment Adviser's portfolio managers, traders, and research and credit analysts and legal and compliance personnel. Fair Value Securities may include, but are not limited to, the following: certain private placements and restricted securities that do not have an active trading market; securities whose trading has been suspended or for which there is no current market; securities whose prices are stale; securities denominated in currencies that are restricted, untraded, or for which exchange rates are disrupted; securities affected by significant events; and securities that the Investment Adviser or Pricing Committee believe were priced incorrectly. A "significant event" (which includes, but is not limited to, an extraordinarily political or market event) is an event that the Investment Adviser or Pricing Committee believes with a reasonably high degree of certainty has caused the closing market prices of a Fund's portfolio securities to no longer reflect their value at the time of the Fund's NAV calculation.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

Dividend income is recorded on the ex-dividend date or, for certain non-U.S. securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis.

NON-U.S. CURRENCY TRANSACTIONS

At each net asset valuation date, the value of assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the current exchange rate at the spot rate at 11:00 a.m. Eastern Time against the U.S. dollar, as provided by an approved pricing service. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a non-U.S. currency is included with the net realized and unrealized gain or loss of the associated security. Other Non-U.S. currency gains or losses are reported separately.

The Fund may use forward non-U.S. currency contracts to reduce its exposure to currency fluctuations of its non-U.S. securities. These contracts are commitments to purchase or sell a non-U.S. currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Non-U.S. denominated assets and forward currency contracts may involve more risks than U.S. transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Fund's management strategy. There were no such forward non-U.S. currency contracts at June 30, 2004.

SECURITIES LENDING

In order to generate expense offset credits, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to 30% of the Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Investment Adviser has determined are creditworthy and under the guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned on U.S. securities and 105% on non-U.S. securities.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, loose the opportunity to sell securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. For the period ended June 30, 2004, there were no such loans outstanding.

CREDIT FACILITY

The Trust has a $15 million credit facility available to fund temporary or emergency borrowing expiring in January 2005. The Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. For the period ended June 30, 2004 and the year ended March 31, 2004, the Funds did not borrow against the line of credit. The Fund incurred $33 in credit facility fees during the period ended June 30, 2004 and $370 for the year ended March 31, 2004.

COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

FUND EXPENSES

The Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses.

Many of the brokers with whom the Investment Adviser places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the periods indicated, the credits used to reduce the Fund's expenses were:

                                            CREDIT INTEREST      DIRECT BROKERAGE    SECURITY LENDING
                                           ------------------   ------------------   ------------------
For the period ended 6/30/04               $              148   $            2,640   $            3,498
For the year ended 3/31/04                 $              432   $              554   $            1,634

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NOTE C -- FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Accordingly, no provision for federal income taxes is required. The Fund records any foreign taxes on income and gains on such investments in accordance with applicable tax rules. The Fund's tax accounting treatment of loss deferrals, accretion, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

Capital loss carryforwards may be used to offset current or future capital gains until expiration.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund records distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Fund's capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Fund makes income and capital gain distributions at least annually.

There were no distributions paid during the period ended June 30, 2004.

The tax character of distributions paid during the periods indicated were as follows:

                                                                      DISTRIBUTION PAID FROM:
                                    --------------------------------------------------------------------------------------------
                                                            NET               TOTAL                                 TOTAL
                                      ORDINARY            LONG TERM          TAXABLE            TAX RETURN       DISTRIBUTIONS
                                      INCOME             CAPITAL GAIN      DISTRIBUTIONS        OF CAPITAL          PAID(1)
                                    ----------------   ----------------   ----------------   ----------------   ----------------
For the year ended March 31, 2004   $        178,850                 --   $        178,850                 --   $        178,850
For the year ended March 31, 2003   $         83,900                 --   $         83,900                 --   $         83,900

As of June 30, 2004 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                    COMPONENTS OF ACCUMULATED EARNINGS/(DEFICIT):
               ------------------------------------------------------------------------------------------------------------------
                UNDISTRIBUTED      UNDISTRIBUTED                          ACCUMULATED          UNREALIZED           TOTAL
                  ORDINARY           LONG-TERM          ACCUMULATED       CAPITAL AND        APPRECIATION/        ACCUMULATED
                   INCOME          CAPITAL GAINS         EARNINGS         OTHER LOSSES      (DEPRECIATION)(2)   EARNINGS/(DEFICIT)
               ----------------   ----------------   ----------------   ----------------   -----------------   ------------------
               $        307,181   $        253,133   $        560,314   $       (883,013)  $       1,123,360   $          800,661

(1) Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(2) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

The Fund had net capital loss carryforwards of approximately:

                     NET CAPITAL LOSS      EXPIRATION
                      CARRYFORWARD            DATE         POST OCTOBER LOSSES
                    ------------------   ---------------   -------------------
                    $          883,013      06/30/10                        --

To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. The availability of loss carryforwards to any future years may be substantially limited as a result of past or future ownership changes as determined under Internal Revenue Code Section 382.

NOTE D -- TRANSACTIONS WITH AFFILIATES

The Investment Adviser receives an annual fee of 0.50% payable monthly based on the average daily net assets of the Fund.

Pursuant to the Administrative Services agreement the Investment Adviser provides operational support services to the Funds and receives an annual fee of 0.17% payable monthly based on average daily net assets of the Fund.

Pursuant to the Shareholder Services agreement the Investment Adviser provides account servicing to the Funds and receives an annual fee of 0.18% payable monthly based on the average daily net assets of the Fund.

The Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Fund so that total operating expenses do not exceed 1.39% through March 31, 2005. The Investment Adviser will recover expense reimbursements paid to the Fund to the extent of the difference between the Fund's actual expenses (exclusive of taxes, interest and brokerage) when they fall below the limit in the year such reimbursement is paid.

The Fund reduces expenses by offsets to custodial and other fees based upon the amount of securities lent to third parties and cash maintained with its custodian. These offset arrangements will have no effect on the amount of fees that the Investment Adviser must waive or expenses that it must otherwise reimburse under the Expense Limitation Agreement.

Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $35,500 each from the Trust.

At June 30, 2004, two shareholders who are related parties to the Fund held 78% and 12%, respectively, of the outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

NOTE E -- INVESTMENT TRANSACTIONS

The following table presents purchases and sales of securities, excluding short-term investments, during the period ended June 30, 2004 to indicate the volume of transactions in the Fund. The tax cost of securities held at June 30, 2004, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                   GROSS            GROSS              NET
                                                                 UNREALIZED       UNREALIZED        UNREALIZED
                   PURCHASES         SALES       TAX COST       APPRECIATION     DEPRECIATION      APPRECIATION
                   (IN 000'S)      (IN 000'S)   (IN 000'S)       (IN 000'S)       (IN 000'S)        (IN 000'S)
                   ----------      ----------   ----------      ------------     ------------      ------------
                    $ 2,972          $ 2,865      $ 9,109          $ 1,257           ($109)           $ 1,148

NOTE F -- FINANCIAL INSTRUMENTS

The Fund may enter into financial instruments with off-balance sheet risks, including forward non-U.S. currency contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Fund's involvement in such contracts. For the period ended June 30, 2004, there were no such instruments outstanding.

NOTE G -- PROXY VOTING (UNAUDITED)

The Investment Adviser votes proxies on behalf of the Fund pursuant to written policies and procedures adopted by the Fund. To obtain free information on how your Fund's securities were voted, please call the Fund at 1-800-551-8043 or visit the Fund's website at www.nacm.com. You may also view how the Fund's securities were voted by visiting the Securities & Exchange Commission's website at www.sec.gov.

NOTE H -- ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)

The Fund intends to distribute the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by the Fund will be reported to shareholders on their 2004 Form 1099-DIV.

The amounts which represent income derived from sources within, and taxes paid to non-U.S. countries or possessions of the United States are as follows:

                                      FOREIGN
                                      SOURCE
                                      INCOME              FTC TOTAL:
                                      -------             ----------
                                      $ 119,592            $ 15,545

There were no ordinary dividends paid by the Fund from the period April 1, 2004 to June 30, 2004.

NOTE I -- SUBSEQUENT EVENTS (UNAUDITED)

The Fund anticipates it will reorganize on or before October 15, 2004, when the Nicholas-Applegate International Systematic Fund (the "NACM Fund") will reorganize into a corresponding Fund of the PIMCO Funds: Multi-Manager Series, a Massachusetts business trust (the "PIMCO NACM International Fund").

NOTE J -- SUBSEQUENT EVENTS - CORPORATE GOVERNANCE UPDATE (UNAUDITED)

Effective August 13, 2004, E. Blake Moore, Jr. is succeeded by George F. Keane as Chairman of the Trust and as of August 19, 2004 Horacio A. Valeiras as President of the Trust. The Corporate Governance schedule (Note J) reflects board composition as of June 30, 2004.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Nicholas-Applegate International Systematic Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Nicholas-Applegate International Systematic Fund, a series of Nicholas-Applegate Institutional Funds (the "Fund") at June 30, 2004, and the results of its operations for the period ended June 30, 2004 and the year ended March 31, 2004, and the changes in its net assets and its financial highlights for the period ended June 30, 2004 and the years ended March 31, 2004 and March 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Fund for the period ended March 31, 2002 were audited by other registered independent accountants whose report dated May 1, 2002 expressed an unqualified opinion on those financial highlights.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
August 9, 2004

NOTE K -- CORPORATE GOVERNANCE (UNAUDITED)

                         TERM OF
                          OFFICE                                              NUMBER OF
                           AND                                              PORTFOLIOS IN
   NAME,                 LENGTH                                                FUND
  ADDRESS   POSITION(S)  OF TIME                                              COMPLEX
    (1)      HELD WITH    SERVED        PRINCIPAL OCCUPATION(S)             OVERSEEN BY           OTHER DIRECTORSHIPS
  AND AGE      FUND        (2)            DURING PAST 5 YEARS                 TRUSTEE                HELD BY TRUSTEE
----------- -----------  ------- ------------------------------------------ ------------- ------------------------------------------
DISINTERESTED TRUSTEES:
GEORGE F.   Trustee      Since   Investment Consultant and Director, (since      15       Director, Bramwell Funds (since 1994);
KEANE (75)               August  1994); President Emeritus and founding                   Director, Longview Oil & Gas (since 2000);
                         2004    Chief Executive Officer, The Common Fund                 Director, Security Capital U.S. Real
                                 (1971-1993); and Endowment Advisors                      Estate (since 1997); Director, The
                                 (1987-1999) (organizations that provide                  Universal Bond Fund (since 1997);
                                 investment management programs for                       Director, Universal Stainless & Alloy
                                 colleges and universities); Member,                      Products Inc. (since 1994); Director,
                                 Investment Advisory Committee, New York                  United Water Services and affiliated
                                 State Common Retirement Fund (since 1985).               companies (1996-2000); Director, and
                                                                                          former Chairman of the Board, Trigen
                                                                                          Energy Corporation (1994-2000); Trustee,
                                                                                          Nicholas-Applegate Mutual Funds
                                                                                          (1994-1999).

WALTER E.   Trustee      Since   Retired; prior thereto, Chairman and CEO        15       Trustee, LLBS Funds (since 1994 and
AUCH (83)                May     of Chicago Board of Options Exchange                     Brinson Supplementary Trust (since 1997);
                         1999    (1979-1986); Senior Executive Vice                       Director, Thompson Asset Management Corp
                                 President PaineWebber, Inc.                              (1987-1999; Director, Smith Barney Trak
                                                                                          Fund (since 1992) and Smith Barney
                                                                                          Advisors (since 1992); Director, PIMCO
                                                                                          Advisors L.P (since 1994); Director,
                                                                                          Banyon Realty Trust (1988-2002), Banyon
                                                                                          Mortgage Investment Fund (1989-2002) and
                                                                                          Banyon Land Fund II (since 1988);
                                                                                          Director, Express America Holdings Corp
                                                                                          (1992-1999); Director, Legend
                                                                                          Properties, Inc. (1987-1999); Director,
                                                                                          Senele Group (since 1988); Director, Fort
                                                                                          Dearborn Income Securities, Inc.
                                                                                          (1987-1995); Trustee, Nicholas-Applegate
                                                                                          Mutual Funds (1994-1999); Director, Geotek
                                                                                          Industries, Inc. (1987-1998).

DARLENE     Trustee      Since   Managing Director, Putnam Lovell NBF            15       Founding Member and Director, National
DeREMER                  May     Private Equity (Since 2004); Managing                    Defined Contribution Council (since 1997);
(48)                     1999    Director, NewRiver E-Business Advisory                   Trustee, Boston Alzheimer's Association
                                 Services Division (2000-2003); Prior to,                 (since 1998); Director, King's Wood
                                 President and Founder, DeRemer Associates,               Montessori School (since 1995); Editorial
                                 a strategic and marketing consulting firm                Board, National Association of Variable
                                 for the financial services industry                      Annuities (since 1997); Director,
                                 (1987-2003); Vice President and Director,                Nicholas-Applegate Strategic
                                 Asset Management Division, State Street                  Opportunities, Ltd. (1994-1997); Trustee,
                                 Bank and Trust Company, now referred to as               Nicholas-Applegate Mutual Funds
                                 State Street Global Advisers, (1982-1987);               (1994-1999); Director, Jurika & Voyles
                                 Vice President, T. Rowe Price & Associates               Fund Group (since 1994-2000); Director,
                                 (1979-1982); Member, Boston Club (since                  Nicholas-Applegate Southeast Asia Fund,
                                 1998); Member, Financial Women's                         Ltd. (since 2004).
                                 Association Advisory Board (since 1995);
                                 Founder, Mutual Fund Cafe Website.

                         TERM OF
                          OFFICE                                              NUMBER OF
                           AND                                              PORTFOLIOS IN
NAME,                     LENGTH                                                FUND
ADDRESS     POSITION(S)  OF TIME                                              COMPLEX
(1)         HELD WITH    SERVED          PRINCIPAL OCCUPATION(S)             OVERSEEN BY           OTHER DIRECTORSHIPS
AND AGE        FUND        (2)            DURING PAST 5 YEARS                 TRUSTEE                HELD BY TRUSTEE
----------- -----------  ------- ------------------------------------------ ------------- ------------------------------------------
INTERESTED TRUSTEES:
E. BLAKE    Trustee,     Since   Managing Director and Secretary,                15       Chairman, President and Director,
MOORE, JR   Chairman of  May     Nicholas-Applegate Capital Management,                   Nicholas-Applegate Fund, Inc. (since May
            the Board &  2002    LLC, Nicholas-Applegate Securities, LLC,                 2002); Director, Nicholas-Applegate
            President            Nicholas-Applegate Holdings, LLC (since                  Southeast Asia Fund (since 2002);
                                 February 2004); General Counsel                          Director, Nicholas-Applegate India Fund
                                 Nicholas-Applegate Capital Management,                   (since 2002)
                                 LLC, Nicholas-Applegate Securities, LLC
                                 and Nicholas-Applegate Holdings, LLC
                                 (September 1993 - January 2004)

OFFICERS:
CHARLES H.  Secretary    Since   General Counsel, Nicholas-Applegate Capital     15       NA
FIELD, JR.               May     Management, LLC,) Nicholas-Applegate
(48)                     2002    Securities, LLC, Nicholas-Applegate
                                 Holdings, LLC (Since 2004); Deputy General
                                 Counsel, Nicholas-Applegate Capital
                                 Management, LLC, Nicholas-Applegate
                                 Securities, LLC and Nicholas-Applegate
                                 Holdings, LLC (1996-2003).

C. WILLIAM  Treasurer    Since   Managing Director (since 2004) and Chief        15       NA
MAHER (43)               May     Financial Officer, Nicholas-Applegate
                         1999    Capital Management, Nicholas-Applegate
                                 Securities, (Since 1998); Co-Managing Chief
                                 Financial Officer Nicholas-Applegate
                                 Holdings LLC (Since 2001). Formerly Chief
                                 Financial Officer, Mitchell Hutchins Asset
                                 Management, Inc. (1990-1998).

(1) Unless otherwise noted, the address of the Trustees and Officers is c/o:
Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.

(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

               TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                          E. Blake Moore, Jr., Chairman

                                 Walter E. Auch

                               Darlene T. DeRemer

                                George F. Keane


                                    OFFICERS

                         E. Blake Moore, Jr., PRESIDENT

                        Charles H. Field, Jr., SECRETARY

                           C. William Maher, TREASURER


                               INVESTMENT ADVISER

                      Nicholas-Applegate Capital Management


                                   DISTRIBUTOR

                          Nicholas-Applegate Securities


                                    CUSTODIAN

                 Brown Brothers Harriman & Co., Private Bankers


                                 TRANSFER AGENT

                          UMB Fund Services Group, Inc.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                           PricewaterhouseCoopers LLP

ITEM 2. CODE OF ETHICS.

    (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
    (b) No answer required.
    (c) Not applicable.
    (d) Not applicable.
    (e) Not applicable.
    (f) (1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is filed as Exhibit 11(a) (1) of this Form N-CSR.
        (2) Not applicable.
        (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(2) The following Trustees have been designated as audit committee financial experts by the Board of Trustees: George F. Keane, Walter E. Auch and Darlene T. De Remer. Messrs. Keane and Auch and Ms. DeRemer are "independent" as defined in
Item 3(a) (2) of Form N-CSR.
    (3) Not applicable.
(b)  No answer required.
(c)  No answer required.
(d)  No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)    AUDIT FEES
       The aggregate fees paid for fiscal years ending June 30, 2004, March
31, 2004 and March 31, 2003 for professional services rendered by the principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $182,000.00, $222,650.00 and $202,200.80, respectively.
(b)    AUDIT-RELATED FEES
       The aggregate fees billed in for fiscal years ending June 30, 2004, March 31, 2004 and March 31, 2003 for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0, $0 and $0, respectively.
(c)    TAX FEES
       The aggregate fees paid for fiscal years ending June 30, 2004, March
31, 2004 and March 31, 2003 for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning were $0, $20,000.00 and $47,980.44 respectively. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.
(d)    ALL OTHER FEES
The aggregate fees billed in the fiscal years ending June 30, 2004, March 31, 2004 and March 31, 2003 for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0, $0 in 2004 and $3,500.00 in 2003. These services consisted of consulting services relating to the marketing of Registrant's funds in Australia.

 (e) (1) The registrant has adopted pre-approval policies and procedures consistent with Rule 2-01(c) (7) of Regulation S-X. The policies and procedures allow for the pre-approval of the following non-audit services: consultations on GAAP and/or financial statement disclosure matters not exceeding $25,000/year; consultations on tax accounting matters not exceeding $25,000/year; review of annual excise distribution provisions not exceeding $15,000/year; and, various regulatory and tax filings in foreign jurisdictions (such as India, Taiwan and Venezuela) not exceeding $25,000/year. The policies and procedures require quarterly reporting of all such services performed and related fees billed pursuant to the policies and procedures.
       (2) 0%
(f)    Not applicable.
(g)    Not applicable.
(h)    Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) Not applicable.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

Item 10(a) The principal executive and financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the date of this report.

Item 10(b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) The registrant's code of ethics that is the subject of the disclosure required by Item 2 is filed as Exhibit 11(a) (1)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is filed as Exhibit 11(a) (2).

(a)(3) Not applicable

(b) The certifications required by Rule 30a-2(b) under the Act and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached as exhibit 11(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Institutional Funds
 ---------------------------------------


By (Signature and Title)

/s/ Horacio A. Valeiras
-----------------------
Horacio A. Valeiras
Title: President and Principal Executive Officer
Date: September 9, 2004


By (Signature and Title)

/s/ C. William Maher
-----------------------
C. William Maher
Title: Treasurer and Principal Executive Officer
Date: September 9, 2004

* Print name and title of each signing officer under his or her signature.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT) NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

By (Signature and Title)

/s/ Horacio A. Valeiras
--------------------------
Horacio A. Valeiras
Title: President and Principal Executive Officer
Date: September 9, 2004
      ----------------------

By (Signature and Title)

/s/ C. William Maher
------------------------
C. William Maher
Title: Treasurer and Principal Executive Officer

Date: September 9, 2004
      ----------------------

* Print name and title of each signing officer under his or her signature.

                                    EXHIBIT A

                      Persons Covered by this Officer Code

                   NAME                                                       TITLE
                   ----                                                       -----
            Horacio A. Valeiras                             President and Principal Executive Officer

             C. William Maher                               Treasurer and Principal Financial Officer